SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	313,000
Stock options granted, exercise price, minimum	$ 4.69
Stock options granted, exercise price. maximum	$ 6.46
Vesting period	4 years
Expected volatility, minimum	50.00%	51.00%
Expected volatility, maximum	52.00%	60.00%
Expected risk free interest rates range, minimum	1.10%	1.43%
Expected risk free interest rate range, maximum	1.30%	1.77%
Expected dividend yield	0.00%	0.00%
Weighted average fair value of options granted during period	$ 3.17	$ 3.38
Share based compensation	$ 1,367	$ 1,713
Unrecognized compensation cost	$ 5,754
Period over which compensation expense will be recognized	2 years 7 months 21 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 9 months 18 days	4 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 10 months 24 days	6 years